Supplement dated April 28, 2000
                                     to the
                          Prospectus dated May 21, 1999


                           PAX WORLD GROWTH FUND, INC.

                             A Low-Load Growth Fund*


                   222 State Street, Portsmouth, NH 03801-3853
                      For shareholder account information:
                                  800-372-7827
                       Portsmouth, NH office: 800-767-1729
                                  603-431-8022
                         Website: HTTP://WWW.PAXFUND.COM



         The following information supplements and supersedes any contrary information contained in the Prospectus of Pax World Growth Fund, Inc. (the
"Fund") dated May 21, 1999, and together with such Prospectus, sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in an Amendment dated the date hereof which supplements and supersedes any contrary information contained in the Statement of Additional Information of the Fund dated May 21, 1999, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address, telephone number or website noted above. The Securities and Exchange Commission maintains a web site (HTTP://WWW.SEC.GOV) that contains the Statement of Additional Information and other reports and information regarding the Fund which have been filed electronically with the Securities and Exchange Commission.

         * At the direction of the Board of Directors of the Fund, the Fund waived initial sales charges imposed on shares of the Fund purchased on and after November 1, 1999 and the Fund will continue to waive such initial sales charges until otherwise directed by the Board of Directors of the Fund.

                              RISK / RETURN SUMMARY

         The information set forth in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from period to period and by showing how the Fund's average annual returns for the year 1999 and period 6-11-97 to 12-31-99 compare with the Russell Midcap Index, a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                            [RISK / RETURN BAR CHART]*

                    -3.4%                     15.22%                     28.30%

            6-11-97 to 12-31-97                1998                       1999
              (cumulative)

HIGHEST & LOWEST RETURN QUARTER - SINCE INCEPTION*

4th quarter 1998:  25.76%
3rd quarter 1998: -14.82%

         *The Fund's front-end sales load is not reflected in the bar chart and return quarter table above. If this amount were reflected, returns would be less than those shown. At the direction of the Board of Directors of the Fund, the Fund waived initial sales charges imposed on shares of the Fund purchased on and after November 1, 1999 and the Fund will continue to waive such initial sales charges until otherwise directed by the fund the Board of Directors of the Fund. Total return for the period 6-11-97 to 12-31-97 is not annualized.

RISK/RETURN TABLE, AS OF 12/31/99**

                                 PAX WORLD GROWTH FUND     RUSSELL MIDCAP INDEX

                  1 year                    25.04%               18.23%
                  6-11-97 to 12-31-99       13.83%               16.89%

         **The 2.5% front-end sales load is deducted from the Fund's return figures in the Risk/Return Table above. At the direction of the Board of Directors of the Fund, the Fund waived initial sales charges imposed on shares of the Fund purchased on and after November 1, 1999 and the Fund will continue to waive such initial sales charges until otherwise directed by the Board of Directors of the Fund.

                        RISK / RETURN SUMMARY: FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  SHAREHOLDER FEES (fees paid directly from your investment)(1):
           Maximum Sales Charge (Load) Imposed on Purchases
                    (as a percentage of offering price).................2.5%(2)
           Maximum Deferred Sales Charge (Load)
                    (as a percentage of original purchase price or
                    redemption proceeds, as applicable)......................0%
           Maximum Sales Charge (Load) Imposed on
                    Reinvested Dividends and Other Distributions
                    (as a percentage of offering price)......................0%
           Redemption Fees (as a percentage of amount redeemed,
                    if applicable)...........................................0%
           Exchange Fees (as a percentage of average net assets).............0%

  ANNUAL FUND NET OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS) AS OF DECEMBER 31, 1999 (expenses that are deducted from Fund assets)(3):
           Management Fee..................................................0.00%
           Distribution and/or Service (12b-1) Fees........................0.25%
           Other Expenses..................................................0.33%
  Total Annual Fund Net Operating Expenses(3)..............................1.58%

  (1) Pursuant to the rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis.

  (2) At the direction of the Board of Directors of the Fund, the Fund waived initial sales charges imposed on shares of the Fund purchased on and after November 1, 1999 and the Fund will continue to waive such initial sales charges until otherwise directed by the Board of Directors of the Fund.

  (3)      Total expenses, net of expenses assumed by the Adviser.


EXAMPLE


         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR           3 YEARS           5 YEARS           10 YEARS

       $158             $490              $845              $1,840

         As noted in the table, the Fund does not charge any redemption fee. You would, therefore, pay the same expenses if you did not redeem your shares.
         In addition, the Fund does not charge sales fees (loads) on reinvested dividends and other distributions and, therefore, the Example does not reflect sales charges (loads) on reinvested dividends and other distributions.

        THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. "Other Expenses" include operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees, and is based on amounts incurred for the year ended December 31, 1999.


                              FINANCIAL HIGHLIGHTS

         The following Financial Highlights Table is intended to help you understand the Fund's financial performance for the past 2 years and the period June 9, 1997 (the date operations commenced) to December 31, 1997. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Pannell Kerr Forster PC, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).
         The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. PER SHARE COMPONENTS OF THE NET CHANGE DURING THE PERIOD IN NET ASSET VALUE (BASED UPON AVERAGE NUMBER OF SHARES OUTSTANDING)


                                                          YEAR ENDED DECEMBER 31           Period June 9, 1997
                                                         -----------------------          (the date operations
                                                        1999           1998                   commenced) to
                                                        ----           ----                  December 31, 1999
                                                                                           -------------------
Net asset value, beginning of year ...........          $11.13          $9.66                    $10.00
                                                      --------       --------                   -------

Gain (loss) from investment operations
         Investment (loss) - net .............            (.02)          (.04)                     (.01)
         Net realized and unrealized gain
                  (loss) on investments ......            3.17           1.51                      (.33)
                                                      --------       --------                   -------
Gain (loss) from investment operations .......            3.15           1.47                      (.34)
                                                      --------       --------                   -------


Net asset value, end of period ...............          $14.28         $11.13                     $9.66
                                                      --------       --------                   -------

2.  TOTAL RETURN .............................           28.30%         15.22%                    (3.40)%

3.  RATIOS AND SUPPLEMENTAL DATA

         Ratio of total expenses to average
                  net assets (A)(B) ..........            1.58%          1.62%                     1.49%
         Ratio of investment (loss) - net, to
                  average net assets (A) .....            (.29)%         (.61)%                    (.56)%

         Portfolio turnover rate .............           76.40%         96.72%                    50.79%
         Net assets, end of period ('000s) ...         $22,068        $12,372                    $4,605

         Number of capital shares outstanding,
                  end of period ('000s) ......           1,546          1,112                       477

         (A) These ratios for the period ended December 31, 1997 have been annualized.

         (B) This ratio is based upon total expenses, including the gross amount of custodian fees (before being reduced pursuant to an expense offset arrangement), net of expenses assumed by the Adviser.


                                     ADVISER


         Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser") is the adviser to the Fund. As of December 31, 1999, the Adviser had over $1,130,000,000 in assets under management by virtue of serving as the adviser to Pax World Fund, Incorporated ("Pax World Fund"), the Fund, Pax World High Yield Fund, Inc. ("Pax World High Yield Fund") and Pax World Money Market Fund, Inc., a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund (the "Pax World Money Market Fund"). The Adviser has no clients other than the Fund, the Pax World Growth Fund, the Pax World High Yield Fund and the Pax World Money Market Fund.

         The aggregate fees incurred by the Fund and payable to the Adviser for the most recent fiscal year was $148,487, although all of such fees were assumed by the Adviser.


         The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average daily net assets of the Fund per annum. The Adviser was required to supply and assume a total of $315,025 for such services for the most recent fiscal year.

         Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and H.G. Wellington & Co., Inc., the Fund's sub-adviser (the "Sub-Adviser"), the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. Although the Adviser did not pay any fees to the Sub-Adviser for the most recent fiscal year, the aggregate amount of accrued but unpaid fees to the Sub-Adviser for the most recent fiscal year was $51,720.



                                  DISTRIBUTION

         The Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and other fees for the sale and distribution of the Fund's shares and for services provided to the Fund's shareholders. Amounts incurred by the Fund under the plan for clerical, advertising, printing, postage and sales expenses (travel, telephone and sales literature) for the most recent fiscal year totaled approximately $149,537, of which $83,651 was assumed by the Adviser leaving a net of $65,886 which was paid by the Fund.


                                SHAREHOLDER GUIDE

IN GENERAL; HOW TO PURCHASE SHARES; WAIVER OF SALES CHARGES


         No initial sales charges are imposed on shares of the Fund purchased upon the exchange of shares of the Pax World Fund, the Pax World High Yield Fund or the Pax World Money Market Fund or the reinvestment of dividends and distributions. In addition, and at the direction of the Board of Directors of the Fund, the Fund waived initial sales charges imposed on shares of the Fund purchased on and after November 1, 1999 and the Fund will continue to waive such initial sales charges until otherwise directed by the Board of Directors of the Fund.


HOW TO EXCHANGE YOUR SHARES


         As a shareholder of the Fund, you may exchange your shares of the Fund for shares of the Pax World Fund, the Pax World High Yield Fund and the Pax World Money Market Fund, subject to the minimum investment requirement of such funds. No sales charge will be imposed at the time of exchange. An exchange will be treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made. It is contemplated that this exchange privilege will be applicable to each new Pax World mutual fund.

                         Supplement dated April 28, 2000
                                     to the
             Statement of Additional Information dated May 21, 1999



                           PAX WORLD GROWTH FUND, INC.

                             A Low-Load Growth Fund*

                   222 State Street, Portsmouth, NH 03801-3853
                      For shareholder account information:
                                  800-372-7827
                       Portsmouth, NH office: 800-767-1729
                                  603-431-8022
                         Website: HTTP://WWW.PAXFUND.COM



         The following information supplements and supersedes any contrary information contained in the Statement of Additional Information of the Pax World Growth Fund, Inc. (the "Fund") dated May 21, 1999, is not a prospectus, and should be read in conjunction with the Fund's Prospectus dated May 21, 1999, as amended, to which it relates, a copy of which may be obtained by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853, telephoning the Fund at 1-800-767-1729, visiting the Fund's web site at HTTP://WWW.PAXFUND.COM or visiting the Securities and Exchange Commission's web site at HTTP://WWW.SEC.GOV for such purpose.

         * At the direction of the Board of Directors of the Fund, the Fund waived initial sales charges imposed on shares of the Fund purchased on and after November 1, 1999 and the Fund will continue to waive such initial sales charges until otherwise directed by the Board of Directors of the Fund.

                             MANAGEMENT OF THE FUND

         The following table reflects the name and address, position held with the Fund and principal occupation during the past five (5) years for those persons who are the officers and directors of the Fund.


---------------------------------------------------------------------------------------------------------------------

          Name and Address             Position with the Fund      Principal Occupation During the Past 5 Years

---------------------------------------------------------------------------------------------------------------------
Carl H. Doerge, Jr.                   Director (since 1997)     Mr. Doerge has been a private investor since
867 Remsen Lane                                                 1995.  Prior to that, Mr. Doerge was an Executive
Oyster Bay, NY 11771***;  (61)                                  Vice President and Managing Director of Smith
                                                                Barney for approximately twenty-four years.  Mr.
                                                                Doerge is also a member of the Board of Directors
                                                                of Pax World Fund, Incorporated and Pax World High
                                                                Yield Fund, Inc.
---------------------------------------------------------------------------------------------------------------------

Thomas W. Grant                       Vice Chairman of the      Mr. Grant is the President of the Fund, as well as
14 Wall Street                        Board of Directors and    the Vice Chairman of the Board and President of
New York, NY 10005*/**;  (58)         President (since 1997)    Pax World Fund, Incorporated, the President of Pax
                                                                World High Yield Fund, Inc., the President of Pax
                                                                World Money Market Fund, Inc., the President of
                                                                Pax World Management Corp., and the President of
                                                                H.G. Wellington & Co., Inc.   Mr. Grant has been
                                                                associated with H. G. Wellington & Co., Inc. since
                                                                1991 and served previously with the firm of
                                                                Fahnestock & Co. for twenty-six years as a
                                                                partner, managing director and senior officer.
                                                                His duties encompassed branch office management,
                                                                corporate finance, syndications and municipal and
                                                                corporate bonds.  Mr. Grant is a graduate of the
                                                                University of North Carolina (BA).  Mr. Grant is
                                                                also a member of the Board of Directors of Pax
                                                                World Fund, Incorporated and Pax World High Yield
                                                                Fund, Inc.
---------------------------------------------------------------------------------------------------------------------

Anita D. Green                        Assistant Treasurer       Ms. Green is the Manager-Shareholder Services for
c/o Pax World Management Corp.        (since 1997)              the Pax World Fund Family and Pax World
222 State Street                                                Management Corp. (1990-present).  Ms. Green is
Portsmouth, NH  03801-3853;  (35)                               also Co-Treasurer of Pax World Management Corp.
                                                                (1998-present) and Pax World Fund, Incorporated
                                                                (1998-present) and Assistant Treasurer of the Fund
                                                                (1997-present) and Pax World High Yield Fund, Inc.
                                                                (1999-present).
---------------------------------------------------------------------------------------------------------------------

Michelle L. Guilmette                 Assistant Secretary       Ms. Guilmette is the Dealer Representative for the
c/o Pax World Management Corp.        (since 1999)              Pax World Fund Family and Pax World Management
222 State Street                                                Corp. (1999-present) and was a Shareholder
Portsmouth, NH  03801-3853; (26)                                Services Representative for the Pax World Fund
                                                                Family and Pax World Management Corp. from 1992 to
                                                                1999.  Ms. Guilmette is also Assistant Treasurer
                                                                (1997-present) and Assistant Secretary (1999-present)
                                                                of Pax World Fund, Incorporated, the Fund
                                                                (1999-present) and Pax World High Yield Fund, Inc.
                                                                (2000-present).
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
John L. Kidde                         Director (since 1997)     Mr. Kidde is the President of KDM Development
c/o KDM Development Corporation                                 Corporation and has been associated with that
209 Cooper Avenue, Suite 5-D                                    company since 1988.  Mr. Kidde is also a member of
Upper Montclair, NJ 07043; (65)                                 the Board of Directors of Pax World High Yield
                                                                Fund, Inc.
---------------------------------------------------------------------------------------------------------------------

Joy L. Liechty                        Director (since 1997)     Ms. Liechty is a Client and Sales Advocate with
1403 Ashton Court                                               the Mennonite Mutual Aid Association in Goshen,
Goshen, IN 46526; (46)                                          Indiana.  Ms. Liechty has been associated with
                                                                that organization since 1980, serving as the
                                                                Manager of Client Services from 1980 to 1989.  Ms.
                                                                Liechty is also a member of the Board of Directors
                                                                of Pax World Fund, Incorporated.
---------------------------------------------------------------------------------------------------------------------

James M. Shadek                       Treasurer (since 1997)    Mr. Shadek is an Account Executive at H. G.
14 Wall Street                                                  Wellington & Co., Inc. (1986-present) and Senior
New York, NY 10005*; (47)                                       Vice President for Social Research at Pax World
                                                                Management Corp. (1996-present).   Mr. Shadek is
                                                                also Treasurer of the Fund (1997-present) and Pax
                                                                World High Yield Fund, Inc. (1999-present).
---------------------------------------------------------------------------------------------------------------------

Laurence A. Shadek                    Chairman of the Board     Mr. Shadek is the Chairman of the Board of
14 Wall Street                        of Directors (since       Directors of the Fund, as well as the Chairman of
New York, NY 10005*/**;  (50)         1997)                     the Board of Pax World Fund, Incorporated, the
                                                                Chairman of the Board of Pax World High Yield
                                                                Fund, Inc., an Executive Vice President of Pax
                                                                World Money Market Fund, Inc., the Chairman of the
                                                                Board of Pax World Management Corp. and an
                                                                Executive Vice-President of H. G. Wellington &
                                                                Co., Inc.  Mr. Shadek, together with members of
                                                                his family, owns all of the outstanding shares of
                                                                capital stock of Pax World Management Corp. and a
                                                                26.67% interest in H.G. Wellington & Co., Inc.
                                                                Mr. Shadek has been associated with H. G.
                                                                Wellington & Co., Inc. since March 1986 and was
                                                                previously associated with Stillman, Maynard &
                                                                Co., where he was a general partner.  Mr. Shadek's
                                                                investment experience includes twelve years as a
                                                                limited partner and Account Executive with the
                                                                firm Moore & Schley.  Mr. Shadek is a graduate of
                                                                Franklin & Marshall College (BA) and New York
                                                                University, School of Graduate Business
                                                                Administration (MBA).  Mr. Shadek is also a member
                                                                of the Board of Directors of Pax World Fund,
                                                                Incorporated and Pax World High Yield Fund, Inc.
---------------------------------------------------------------------------------------------------------------------

Sanford C. Sherman                    Director (since 1999)     Mr. Sherman is the Chief Executive Officer, and
91 Hillside Drive                                               until December 31, 1999 was the President, of the
Portsmouth, NH 03801***; (63)                                   Piscataqua Savings Bank, Portsmouth, NH -
                                                                positions he has held since April 1981.  For 21
                                                                years prior thereto, Mr. Sherman held various
                                                                other positions with the bank, including Vice
                                                                President and Treasurer.  Mr. Sherman also served
                                                                the bank as a Trustee for 20 years.  Mr. Sherman
                                                                is also a member of the Board of Directors of Pax
                                                                World Fund, Incorporated.
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Janet Lawton Spates                   Assistant Treasurer       Ms. Spates serves as Operations Manager for the
c/o Pax World Management Corp.        (since 1997)              Pax World Fund Family and Pax World Management
222 State Street                                                Corp. (1992-present).  Ms. Spates is also
Portsmouth, NH  03801-3853; (30)                                Co-Treasurer of Pax World Management Corp.
                                                                (1998-present) and Pax World Fund, Incorporated
                                                                (1998-present) and Assistant Treasurer of the Fund
                                                                (1997-present) and Pax World High Yield Fund, Inc.
                                                                (1999-present).
---------------------------------------------------------------------------------------------------------------------

Nancy S. Taylor                       Director (since 1997)     Ms. Taylor is a Senior Minister with the First
5298 N. Riffle Way                                              Congregational Church in Boise, Idaho and has been
Boise, ID  83703; (44)                                          associated with that organization since 1992.
                                                                Prior to that, Ms. Taylor was an Associate
                                                                Minister with the Immanuel Congregational Church
                                                                in Hartford, Connecticut for approximately five
                                                                years.  Ms. Taylor is also a member of the Board
                                                                of Directors of Pax World Fund, Incorporated.
---------------------------------------------------------------------------------------------------------------------

Lee D. Unterman                       Secretary (since 1997)    Mr. Unterman serves as Secretary of Pax World
c/o Bresler Goodman & Unterman, LLP                             Fund, Incorporated (1997-present), the Fund
521 Fifth Avenue                                                (1997-present) and Pax World High Yield Fund, Inc.
New York, NY  10175; (49)                                       (1999-present).  Mr. Unterman is a partner at the
                                                                law firm of Bresler Goodman & Unterman, LLP, New
                                                                York, NY (1997-present) and was a partner at the
                                                                law firm of Broudy & Jacobson, New York, NY
                                                                (1988-1997).
---------------------------------------------------------------------------------------------------------------------


* Designates an "Interested" officer or director, as defined in the Investment Company Act of 1940, as amended, by reason of his or her affiliation with the Adviser.

** Designates a member of the Investment Committee. The Investment Committee has the responsibility of overseeing the investments of the Fund.
*** Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance.

         To the knowledge of the Fund, no person owns beneficially five percent (5%) or more of the outstanding Common Stock of the Fund. All officers and directors as a group own less than one percent (1%) of the outstanding Common Stock of the Fund.


         Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus $300.00 for affiliated directors and $1,000.00 for unaffiliated directors. In addition, the Fund pays $500.00 to each member of the Audit Committee for attendance at each meeting of the Audit Committee, plus reimbursement for travel expenses incurred in connection with attending such meetings. Other than the foregoing amounts, none of the members of the Board of Directors of the Fund receives compensation from the Fund for services performed as members of the Board of Directors of the Fund. Director's fees paid by Pax World Fund, Incorporated ("Pax World Fund"), the Fund, Pax World High Yield Fund, Inc. ("Pax World High Yield Fund") and Pax World Money Market Fund, Inc., a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund ("Pax World Money Market Fund") in 1999 and travel expenses reimbursed by the Pax World Fund, the Fund, the Pax World High Yield Fund and the Pax World Money Market Fund in 1999 to members of the Board of Directors are as follows:


---------------------------------------------------------------------------------------------------------------------

                                   Pax World Fund,     Pax World Growth      Pax World High       Pax World Money
                                    Incorporated          Fund, Inc.        Yield Fund, Inc.     Market Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Mr. Carl H. Doerge, Jr.               $5,327.00            $4,380.00              $0.00           Not Applicable
---------------------------------------------------------------------------------------------------------------------

Mr. Thomas W. Grant                   $2,136.00            $1,278.00              $0.00           Not Applicable
---------------------------------------------------------------------------------------------------------------------

Mr. John L. Kidde                  Not Applicable          $4,378.00              $0.00           Not Applicable
---------------------------------------------------------------------------------------------------------------------

Ms. Joy L. Liechty                    $5,014.00            $3,224.00         Not Applicable       Not Applicable
---------------------------------------------------------------------------------------------------------------------

Mr. Laurence A. Shadek                $2,136.00            $1,278.00              $0.00           Not Applicable
---------------------------------------------------------------------------------------------------------------------

Mr. Sanford C. Sherman                $5,120.00            $2,557.00         Not Applicable       Not Applicable
---------------------------------------------------------------------------------------------------------------------

Ms. Nancy S. Taylor                   $5,995.00            $3,333.00         Not Applicable       Not Applicable
---------------------------------------------------------------------------------------------------------------------


                     INVESTMENT ADVISORY AND OTHER SERVICES


         Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser") is the adviser to the Fund. Pursuant to the terms of an Advisory Agreement entered into between the Fund and the Adviser (the "Advisory Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objective, investment program and policies. As of December 31, 1999, the Adviser had over $1,130,000,000 in assets under management by virtue of serving as the adviser to the Pax World Fund, the Fund, the Pax World High Yield Fund and the Pax World Money Market Fund. The Adviser has no clients other than the Pax World Fund, the Fund, the Pax World High Yield Fund and the Pax World Money Market Fund, but may undertake to advise other clients in the future.


         The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average daily net assets of the Fund per annum. The Adviser was required to supply and assume a total of $315,025 for such services for the most recent fiscal year.

         The Advisory Agreement was approved by the Board of Directors of the Fund, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on June 10, 1999.


         H. G. Wellington Capital Management, a division of H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Sub-Adviser"), is the sub-adviser to the Fund. Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund.

         The following table shows the approximate amount of the advisory and sub-advisory fees for the period commencing on June 9, 1997 (the date operations commenced) and ending on December 31, 1997 and for the years ended December 31, 1998 and 1999:


                                                      Approximate                    Approximate
                                                        Amount of                     Amount of
                                                     Advisory Fees                Sub-Advisory Fees
                                                     -------------              ----------------------
         Period commencing June 9, 1997
                  (the date operations commenced)     $12,500.00                    $14,583.00
                  to December 31, 1997
         Year ended December 31, 1998:                $69,558.00                    $27,591.00
         Year ended December 31, 1999:               $148,487.00                    $51,720.00


                                  DISTRIBUTION


         The Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act pursuant to which the Fund incurs the expenses of distributing the Fund's shares. The Plan was adopted on June 6, 1997 and approved on June 10, 1999 by the Board of Directors of the Fund, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"), at a meeting called for the purpose of voting on such Plan. During the most recent fiscal year, amounts paid by the Fund under the Plan for clerical, advertising, printing, postage and sales expenses (travel, telephone and sales literature) totaled $149,537: advertising - $43,712; printing and postage - $47,480; and sales and related expenses - $58,345. Of such total, the Adviser assumed $83,651, leaving a net of $65,886 paid by the Fund.

         Pursuant to the Plan, the Fund has entered into a Distribution Agreement (the "Distribution Agreement") with H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Distributor"). Under the Distribution Agreement the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, solicits orders for the purchase of Fund shares, provided, however, that orders are not binding on the Fund until accepted by the Fund as principal. The Distribution Agreement was adopted on June 11, 1998, and approved on June 10, 1999, by the Board of Directors of the Fund, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on such agreement.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Adviser and Sub-Adviser are responsible for decisions to buy and sell securities and options on securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Sub-Adviser and its affiliates. For the period commencing on June 9, 1997 (the date operations commenced) and ending on December 31, 1997 and for the years ended December 31, 1998 and 1999, brokerage commissions amounted to approximately $24,903, $66,919 and $56,152, respectively.


         All of the issued and outstanding shares of capital stock of the Adviser are currently owned by Mr. Laurence A. Shadek and his three siblings, Messrs. Thomas F. Shadek and James M. Shadek and Ms. Katherine Shadek Boyle. In addition, the Shadek family has a twenty-six and sixty-seven one hundredths percent (26.67%) ownership interest in the Distributor, of which the Sub-Adviser is a division, and which is a brokerage firm that the Fund may utilize to execute security transactions. Brokerage commissions paid by the Fund to the Distributor for the period commencing on June 9, 1997 (the date operations commenced) and ending on December 31, 1997 and for the years ended December 31, 1998 and 1999 totaled $7,700, $20,799 and $15,538, respectively (31%, 31% and
28%, respectively, of the total commissions for such period and years, respectively).



                              PURCHASE AND EXCHANGE
                                 OF FUND SHARES

PURCHASE OF SHARES


         No initial sales charges are imposed on shares of the Fund purchased upon the exchange of shares of the Pax World Fund, the Pax World High Yield Fund or the Pax World Money Market Fund or the reinvestment of dividends and distributions. In addition, and at the direction of the Board of Directors of the Fund, the Fund waived initial sales charges imposed on shares of the Fund purchased on and after November 1, 1999 and the Fund will continue to waive such initial sales charges until otherwise directed by the Board of Directors of the Fund.


EXCHANGE OF SHARES


         As a shareholder of the Fund, you may exchange your shares of the Fund for shares of the Pax World Fund, the Pax World High Yield Fund and the Pax World Money Market Fund, subject to the minimum investment requirement of such funds. No sales charge will be imposed at the time of exchange. An exchange will be treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made. It is contemplated that this exchange privilege will be applicable to each new Pax World mutual fund.

                                                    PANNELL KERR FORSTER PC
                                                    Certified Public Accountants
                                                    75 Federal Street
                                                    Boston, MA 02110

                                                    Tel: (617) 753-9985
                                                    Fax: (617) 753-9986



                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
Pax World Growth Fund, Inc.

     We have audited the statement of assets and liabilities of Pax World Growth Fund, Inc., including the schedule of investments, at December 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period June 9, 1997 (the date operations commenced) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pax World Growth Fund, Inc. at December 31, 1999, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period June 9, 1997 (the date operations commenced) to December 31, 1997, in conformity with generally accepted accounting principles.


                                                  /s/Pannell Kerr Forster, P.C.



January 21, 2000


                           PAX WORLD GROWTH FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999

                                     ASSETS
Investments, at value - note A
     Common stocks (cost - $13,241,796) ........................................   $19,106,430
     Pax World Money Market Fund (cost - $2,628,441) ...........................     2,628,441
                                                                                   -----------
                                                                                    21,734,871

Cash ...........................................................................       494,868

Receivables
     Dividends and interest ....................................................        19,996

Organization costs - note A ....................................................         2,500
Deferred offering costs - note A ...............................................        21,073
Deferred registration fees - note A ............................................        10,756
                                                                                   -----------
         Total assets ..........................................................    22,284,064
                                                                                   -----------

                                   LIABILITIES

Payables
     Capital stock reacquired ..................................................       181,668
     Organization costs, deferred offering costs and deferred registration fees
         payable to Adviser - note A ...........................................        34,329

Accrued expenses ...............................................................            34
                                                                                   -----------

         Total liabilities .....................................................       216,031
                                                                                   -----------
              Net assets (equivalent to $14.28 per share based on
                  1,545,779 shares of capital stock outstanding) - note E ......   $22,068,033
                                                                                   -----------

              Net asset value and redemption price per share
                  ($22,068,033 / 1,545,779 shares outstanding) .................   $     14.28
                                                                                   -----------

              Offering price per share (effective November 1, 1999, the Board of
                  Directors voted to waive the 2.5% initial
                  sales charge until further notice) ...........................   $     14.28
                                                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS.


                           PAX WORLD GROWTH FUND, INC.
                             STATEMENT OF OPERATIONS
                          Year Ended December 31, 1999

Investment income (loss)
     Income - note A
         Dividends
              Pax World Money Market Fund..............................   $      84,216
              Other investments........................................          91,367       $      175,583
                                                                          -------------
         Interest......................................................                               15,148
                                                                                              --------------
            Total income...............................................                              190,731

     Expenses
         Investment advisory fee - note B..............................         148,487
         Distribution expenses - note D ...............................         149,537
         Transfer agent fee............................................          68,518
         Legal fees and related expenses - note B......................          45,100
         Audit fees....................................................          44,733
         Custodian fees - note F.......................................          42,672
         Printing and mailing..........................................          35,774
         Registration fees - note A....................................          29,776
         Directors' fees and expenses - note B.........................          20,487
         Amortization of organization costs, deferred offering
              costs and deferred registration fees - note A............          13,732
         State and foreign taxes.......................................           3,718
         Other.........................................................           3,116
                                                                        ---------------
              Total expenses...........................................         605,650

              Less: Fees paid indirectly - note F......................         (11,078)
                     Expenses assumed by Adviser - notes B
                         and G.........................................        (357,533)
                                                                        ---------------
                    Net expenses.......................................                              237,039
                                                                                             ---------------

              Investment (loss) - net..................................                              (46,308)
                                                                                             ---------------

Realized and unrealized gain on investments - notes A and C
     Net realized gain on investments..................................                                  198
     Change in unrealized appreciation of investments
         for the year .................................................                            4,602,888
                                                                                              --------------
              Net gain on investments..................................                            4,603,086
                                                                                              --------------

              Net increase in net assets resulting from operations.....                        $   4,556,778
                                                                                              --------------

SEE NOTES TO FINANCIAL STATEMENTS.


                           PAX WORLD GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                                                       Year Ended December 31
                                                       ----------------------

                                                       1999            1998
                                                       ----            ----
Increase in net assets
     Operations
         Investment (loss) - net ..............   $    (46,308)   $    (49,159)
         Net realized gain on investments .....            198             192
         Change in unrealized appreciation
                  of investments ..............      4,602,888       1,481,290
                                                  ------------    ------------
              Net increase in net assets
                  resulting from operations ...      4,556,778       1,432,323
     Capital share transactions - note E ......      5,139,164       6,334,540
                                                  ------------    ------------
              Net increase in net assets ......      9,695,942       7,766,863

Net assets
     Beginning of year ........................     12,372,091       4,605,228
                                                  ------------    ------------
     End of year (net of accumulated investment
         loss - net: $101,780 and $55,472,
         respectively) ........................   $ 22,068,033    $ 12,372,091
                                                  ------------    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

                           PAX WORLD GROWTH FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                December 31, 1999

                                                           NUMBER  OF                         PERCENT  OF
NAME OF ISSUER AND TITLE OF ISSUE                            SHARES             VALUE         NET  ASSETS

             COMMON STOCKS
CONSUMER PRODUCTS AND SERVICES
   Koninklijke Philips Electronics, NV ADR...........         4,600        $     621,000
   Martha Stewart Living, Inc. Class A ..............         5,000              120,000
   Masco Corp. ......................................        20,000              507,500
   MediaOne Group, Inc. .............................        10,000              768,125
   Polaroid Corp.....................................        25,000              470,313
   Reader's Digest Association, Inc..................        15,000              438,750
   Ross Stores, Inc. ................................        25,000              448,437
                                                                           -------------
                                                                               3,374,125        15.3%
                                                                           -------------

ELECTRONIC SYSTEMS AND SERVICES
   Robotic Vision Systems, Inc.  ....................        25,000              231,250
   Symbol Technologies, Inc..........................        15,000              953,437
                                                                           -------------
                                                                               1,184,687         5.4
                                                                           -------------

FINANCIAL/REAL ESTATE
   H&R Block, Inc. ..................................        15,000              656,250
   Host Marriott Corp. REIT..........................        19,840              163,680
                                                                           -------------
                                                                                 819,930         3.7

HEALTH CARE SERVICES
   Amgen, Inc. ......................................        15,000              900,938
   BioChem Pharmaceuticals, Inc.  ...................         5,000              108,750
   Chiron Corp.  ....................................        20,000              847,500
   Elan PLC ADR......................................        15,000              442,500
   Sunrise Assisted Living, Inc......................        10,000              137,500
                                                                           -------------
                                                                               2,437,188        11.0
                                                                           -------------

INDUSTRIAL - COMMERCIAL
   Airborne Freight Corp. ...........................        20,000              440,000
   United Parcel Service, Inc. Class B...............         3,000              207,000
                                                                           -------------
                                                                                 647,000         2.9
                                                                           -------------

SATELLITE SYSTEMS
   General Motors Corp. Class H
     (GM Hughes Electronics).........................        15,000            1,440,000         6.5
                                                                           -------------

                          PAX WORLD GROWTH FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 1999



                                                           NUMBER  OF                        PERCENT  OF
NAME OF ISSUER AND TITLE OF ISSUE                            SHARES             VALUE         NET ASSETS

     COMMON STOCKS (CONTINUED)
TECHNOLOGY
   America Online, Inc...............................        13,000       $      980,688
   At Home Corp. Series A............................        15,000              643,125
   AVT Corp..........................................        15,000              705,000
   BMC Software, Inc.................................         5,000              399,687
   Fiserv, Inc.......................................        20,000              766,250
   Network Associates, Inc...........................        15,000              400,312
   Novell, Inc.......................................        25,000              998,438
                                                                           -------------
                                                                               4,893,500        22.2%
                                                                           -------------

TELECOMMUNICATIONS
   Convergys Corp. ..................................        20,000              615,000
   Nextel Communications, Inc. Class A  .............        12,000            1,237,500
   Qwest Communications International, Inc. .........        15,000              645,000
   Sprint Corp. (PCS Group) Series 1.................        10,000            1,025,000
   Telefonos de Mexico, SA ADR (representing
     ordinary shares L)..............................         7,000              787,500
                                                                          --------------
                                                                               4,310,000        19.6
                                                                          --------------     -------

     TOTAL COMMON STOCKS.............................                         19,106,430        86.6
                                                                          --------------     -------

           MONEY MARKET SHARES

Pax World Money Market Fund..........................     2,628,441            2,628,441        11.9
                                                                          --------------     -------

     TOTAL INVESTMENTS...............................                         21,734,871        98.5

Cash, receivables and deferred costs less
   liabilities.......................................                            333,162         1.5
                                                                          --------------     -------

     NET ASSETS......................................                     $   22,068,033       100.0%
                                                                          --------------      ------

SEE NOTES TO FINANCIAL STATEMENTS.

                           PAX WORLD GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

NOTE A - ORGANIZATION  AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Pax World Growth Fund, Inc. ("Fund"), incorporated in Delaware on March 12, 1997, is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on June 9, 1997 with the issuance of 10,000 shares of capital stock to Pax World Management Corp., the Fund's Adviser ("Adviser"). Investment operations commenced July 9, 1997.

     The Fund's policy is to invest in securities of companies producing goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. Its investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities (common stock, securities convertible into common stock and preferred stock) of established companies with above-average growth prospects. Current income, if any, is incidental.

VALUATION OF INVESTMENTS

     Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system are valued using quotations obtained from the market maker where the security is traded most extensively. Shares in money market funds are valued at $1 per share.

INVESTMENT TRANSACTIONS

     Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses are determined on the identified cost basis, which is also used for Federal income tax purposes.

INVESTMENT INCOME

     Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis.

ORGANIZATION COSTS

     Costs incurred in connection with the organization of the Fund ($5,000) were paid by the Adviser. These costs were capitalized and are being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. The costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $1,000 for the year ended December 31, 1999 is included on the statement of operations. Reference is made to note G.

                           PAX WORLD GROWTH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1999


DEFERRED OFFERING COSTS

     Costs incurred in connection with the initial offering of the Fund's shares ($42,148) were paid by the Adviser. These costs were capitalized by the Fund and are being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. These costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $8,430 for the year ended December 31, 1999 is included on the statement of operations. Reference is made to note G.

DEFERRED REGISTRATION FEES

     Initial state registration fees were paid by the Adviser. The portion of the fees incurred for the initial registration of the Fund with the 50 states and the Commonwealth of Puerto Rico ($21,511), as distinguished from the portion which represents the recurring, annual fee, was capitalized by the Fund and is being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. These costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $4,302 for the year ended December 31, 1999 is included on the statement of operations. Reference is made to note G.

     All recurring, annual fees are included on the statement of operations.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will be fully collateralized at all times by obligations issued or guaranteed by U.S. Government agencies and instrumentalities (other than the U.S. Treasury) in an amount at least equal to the purchase price of the underlying securities
(including accrued interest earned thereon). In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss. The Fund has not experienced any such losses. There were no repurchase agreements outstanding at December 31, 1999.

FEDERAL INCOME TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders, if any, are recorded by the Fund on the ex-dividend dates. There were no distributions made in either 1999 or 1998 because (1) there was a net investment loss for both years and (2) capital gains for the same periods were $198 and $192, respectively.

                           PAX WORLD GROWTH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1999


ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B - INVESTMENT ADVISORY FEE AND OTHER  TRANSACTIONS  WITH AFFILIATES

     Pursuant to an Advisory Agreement ("Agreement") between the Fund and the Adviser, the Adviser furnishes investment advisory services in connection with the management of the Fund. Under the Agreement, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objectives, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that average net assets of the Fund are equal to or in excess of $5,000,000, the annual investment advisory fee will be 1% of its average daily net assets on the first $25,000,000 and 3/4% of its average daily net assets in excess of that amount. The Adviser has agreed to waive the portion of the advisory fee necessary to offset the amount of the advisory fee payable by Pax World Money Market Fund, Inc. to the Adviser with respect to any assets of the Fund which are invested in the Pax World Money Market Fund, Inc.

     Two officers, who are also directors of the Fund, are also officers and directors of the Adviser and H.G. Wellington Capital Management, a division of H.G. Wellington & Co., Inc. ("Sub-Adviser"). Another officer of the Fund, who is not a director of the Fund, is also an officer and director of the Adviser. Two other officers of the Fund, who are not directors of the Fund, are also officers of the Adviser.

     The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of 1.5% of the average daily net asset value of the Fund per annum. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organization expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. The Adviser was required to supply and assume a total of $315,025 and $286,966, respectively, for such services for 1999 and 1998. Additionally, the Adviser assumed, on a voluntary basis, expenses of $42,508 and $41,381, respectively, for 1999 and 1998. Reference is made to note G.

     Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible

                           PAX WORLD GROWTH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1999



for  obtaining  and  evaluating   financial  data  relevant  to  the  Fund.  The
Sub-Adviser is compensated by the Adviser without reimbursement from the Fund.

     All Directors are paid by the Fund for attendance at directors' meetings.

     During 1999, the Fund incurred legal fees and related expenses of $45,100 with Bresler Goodman & Unterman, LLP, general counsel for the Fund. Mr. Lee Unterman, a partner with that firm, is Secretary of the Fund.

     All of the Adviser's capital stock is currently owned by four siblings whose family has an ownership interest in the Sub-Adviser, which is a division of a brokerage firm which the Fund utilizes to execute security transactions. Brokerage commissions paid to this firm during 1999 and 1998 totaled $15,538 and $20,799, respectively (27.7% and 31.1%, respectively, of total 1999 and 1998 commissions).

     At the June 11, 1998 Annual Meeting, shareholders approved changes to the Fund's investment policies to permit the Fund to invest in the Pax World Money Market Fund, Inc., which is also managed by the Adviser.

NOTE C - INVESTMENT  TRANSACTIONS

     Purchases and proceeds from sales of investments, excluding short-term investments, aggregated $14,499,106 and $10,156,288, respectively, for 1999. There were no U.S. Government agency bonds purchased or sold during the period.

     Net realized gain or loss on sales of investments is determined on the basis of identified cost. If determined on an average cost basis, the net realized gain for 1999 would have been approximately the same.

     For Federal income tax purposes, the identified cost of investments owned at December 31, 1999 was $15,870,237. Gross unrealized appreciation and depreciation of investments aggregated $6,864,073 and $999,439, respectively, at December 31, 1999, resulting in net unrealized appreciation of $5,864,634.

NOTE D - DISTRIBUTION EXPENSES

     The Fund maintains a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement

                           PAX WORLD GROWTH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1999



related to the Plan or (b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties would be discontinued at that time.

NOTE E - CAPITAL AND RELATED TRANSACTIONS

     Transactions in capital stock were as follows:

                             Year Ended December 31
                             ----------------------
                              1999                         1998
                              ----                         ----
                     Shares        Dollars         Shares         Dollars
                     ------        -------         ------         -------

Shares sold ...       646,534    $ 7,753,787        772,823    $ 7,699,550
Shares redeemed      (212,526)    (2,614,623)      (137,836)    (1,365,010)
                  -----------    -----------    -----------    -----------

Net increase ..       434,008    $ 5,139,164        634,987    $ 6,334,540
                  -----------    -----------    -----------    -----------

The components of net assets at December 31, 1999 are as follows:


     Paid-in capital (25,000,000 shares of $1 par value authorized)......  $16,304,744
     Accumulated net investment (loss)...................................     (101,780)
     Undistributed capital gains.........................................          435
     Net unrealized appreciation of investments..........................    5,864,634
                                                                           -----------

         Net assets......................................................  $22,068,033
                                                                           -----------

NOTE F - CUSTODIAN BANK AND CUSTODIAN FEES

     State Street Bank and Trust Company is the custodian bank for the Fund's assets. The custodian fees charged by the bank are reduced, pursuant to an expense offset arrangement, by an earnings credit which is based upon the average cash balances maintained at the bank. If the Fund did not have such an offset arrangement, it could have invested the amount of the offset in an income-producing asset.

                           PAX WORLD GROWTH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 1999



NOTE G - EXPENSES ASSUMED BY ADVISER

     The Adviser has assumed certain expenses incurred by the Fund, some in accordance with the Advisory Agreement (note B) and others on a voluntary basis, as follows:

Expenses assumed by the Adviser in accordance with the Advisory
   Agreement, including amortization of the organization costs for the period ($1,000) .................................................  $315,025

Expenses assumed by the Adviser on a voluntary basis
   Recurring registration fees .......................................    29,776
   Amortization of deferred offering costs ...........................     8,430
   Amortization of deferred registration fees ........................     4,302
                                                                        --------

   Total expenses assumed by Adviser .................................  $357,533
                                                                        --------

     The expenses assumed on a voluntary basis had the effect of reducing the ratio of net expenses (after subtracting the expenses assumed by the Adviser in accordance with the Advisory Agreement) to average net assets from 3.8% to 1.5% for 1999. (The ratio of total expenses to average net assets which is required disclosure in the financial highlights is based upon total expenses for the year after subtracting the expenses assumed by the Adviser but before the reduction of custodian fees for the income earned pursuant to an expense offset arrangement. This ratio is 1.6% for 1999.)

     Reference is made to notes A and B.

                              FINANCIAL HIGHLIGHTS

     The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. PER SHARE COMPONENTS OF THE NET CHANGE DURING THE PERIOD IN NET ASSET VALUE (BASED UPON AVERAGE NUMBER OF SHARES OUTSTANDING).




                                                                                     Period June 9, 1997
                                                          Year Ended December 31    (the date operations
                                                          ----------------------        commenced) to
                                                             1999           1998      December 31, 1997
                                                             ----           ----      -----------------

   Net asset value, beginning of period..............     $ 11.13       $   9.66             $ 10.00
                                                          -------       --------             -------

   Gain (loss) from investment operations
      Investment (loss) - net........................        (.02)          (.04)              (.01)
      Net realized and unrealized gain (loss)
         on investments..............................        3.17           1.51               (.33)
                                                          -------       --------             -------
            Gain (loss) from investment
              operations.............................        3.15           1.47               (.34)
                                                          -------       --------             -------

   Net asset value, end of period....................     $ 14.28       $  11.13             $  9.66
                                                          -------       --------             -------

2.  TOTAL RETURN ....................................       28.30%         15.22%              (3.40)%

3.  RATIOS AND SUPPLEMENTAL DATA

   Ratio of total expenses to average net,
      assets (A)(B)..................................        1.58%          1.62%               1.49%

   Ratio of investment (loss) - net, to
      average net assets (A).........................        (.29)%         (.61)%              (.56)%

   Portfolio turnover rate...........................       76.40%         96.72%              50.79%

   Net assets, end of period ('000s).................     $22,068       $ 12,372             $ 4,605

   Number of capital shares outstanding,
      end of period ('000s)..........................       1,546          1,112                 477

   (A) These ratios for the period ended December 31, 1997 have been annualized.
   (B) This ratio is based upon total expenses, including the gross amount of custodian fees (before being reduced pursuant to an expense offset arrangement), net of expenses assumed by the Adviser.